DEBT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015
Debt Instrument [Line Items]
Total debt	$ 2,156,182,000	$ 1,701,341,000
Total U.S. dollar denominated floating rate debt	2,089,931,000	1,553,905,000
Total U.S. dollar denominated fixed rate debt	60,000,000	120,000,000
Credit facilities	0	23,000
Secured borrowings	6,251,000	7,329,000
Promissory notes	0	20,084,000
Short-term debt and current portion of long-term debt	167,082,000	438,962,000
Deferred charges	20,176,000	7,962,000
Long-term portion of debt	1,968,924,000	1,254,417,000
Maturities of Long-term Debt [Abstract]
2021	167,082,000
2022	220,830,000
2023	557,287,000
2024	186,086,000
2025	390,291,000
Thereafter	634,606,000
Total debt	2,156,182,000	1,701,341,000
Assets pledged [Abstract]
Vessels, net	3,307,144,000	2,579,905,000
Deferred Charges [Abstract]
Debt arrangement fees	31,129,000	16,831,000
Accumulated amortization	(10,953,000)	(8,869,000)
Deferred charges	20,176,000	7,962,000
Vessels
Assets pledged [Abstract]
Vessels, net	3,306,863,000	2,578,135,000
$328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	328,600,000
$50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount	50,000,000.0
$250.7 million term loan facility
Debt Instrument [Line Items]
Principal amount	250,700,000
$100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount	100,800,000
$328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount	328,400,000
$321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	321,600,000
$110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Principal amount	110,500,000		$ 110,500,000
$110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount	110,500,000
$110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount	110,500,000
$544.0 million lease financing
Debt Instrument [Line Items]
Principal amount	544,000,000.0
$42.9 million term loan facility
Debt Instrument [Line Items]
Principal amount	42,900,000
$62.5 million term loan facility
Debt Instrument [Line Items]
Principal amount	62,500,000
$275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount	275,000,000.0
Loans Payable | $328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount									$ 328,600,000
Loans Payable | $50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount										$ 50,000,000.0
Loans Payable | $100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount							$ 100,800,000
Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount						$ 328,400,000
Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount				$ 321,600,000
Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount					$ 110,500,000
Loans Payable | $110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount			$ 110,500,000
Loans Payable | $275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount								$ 275,000,000.0
Total debt	60,000,000	120,000,000
Maturities of Long-term Debt [Abstract]
Total debt	60,000,000	120,000,000
US Dollar denominated floating rate debt | Loans Payable | $328.6 million term loan facility
Debt Instrument [Line Items]
Total debt	319,112,000	347,689,000
Maturities of Long-term Debt [Abstract]
Total debt	319,112,000	347,689,000
US Dollar denominated floating rate debt | Loans Payable | $50.0 million term loan facility
Debt Instrument [Line Items]
Total debt	43,880,000	44,126,000
Maturities of Long-term Debt [Abstract]
Total debt	43,880,000	44,126,000
US Dollar denominated floating rate debt | Loans Payable | $250.7 million term loan facility
Debt Instrument [Line Items]
Total debt	250,738,000	264,752,000
Maturities of Long-term Debt [Abstract]
Total debt	250,738,000	264,752,000
US Dollar denominated floating rate debt | Loans Payable | $100.8 million term loan facility
Debt Instrument [Line Items]
Total debt	100,750,000	89,929,000
Maturities of Long-term Debt [Abstract]
Total debt	100,750,000	89,929,000
US Dollar denominated floating rate debt | Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Total debt	215,529,000	230,805,000
Maturities of Long-term Debt [Abstract]
Total debt	215,529,000	230,805,000
US Dollar denominated floating rate debt | Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Total debt	222,145,000	241,127,000
Maturities of Long-term Debt [Abstract]
Total debt	222,145,000	241,127,000
US Dollar denominated floating rate debt | Loans Payable | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Total debt	98,949,000	106,189,000
Maturities of Long-term Debt [Abstract]
Total debt	98,949,000	106,189,000
US Dollar denominated floating rate debt | Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Total debt	105,178,000	112,190,000
Maturities of Long-term Debt [Abstract]
Total debt	105,178,000	112,190,000
US Dollar denominated floating rate debt | Loans Payable | $110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Total debt	110,107,000	117,098,000
Maturities of Long-term Debt [Abstract]
Total debt	110,107,000	117,098,000
US Dollar denominated floating rate debt | Loans Payable | $544.0 million lease financing
Debt Instrument [Line Items]
Total debt	521,071,000	0
Maturities of Long-term Debt [Abstract]
Total debt	521,071,000	0
US Dollar denominated floating rate debt | Loans Payable | $42.9 million term loan facility
Debt Instrument [Line Items]
Total debt	41,708,000	0
Maturities of Long-term Debt [Abstract]
Total debt	41,708,000	0
US Dollar denominated floating rate debt | Loans Payable | $62.5 million term loan facility
Debt Instrument [Line Items]
Total debt	60,764,000	0
Maturities of Long-term Debt [Abstract]
Total debt	$ 60,764,000	$ 0